Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash	$ 4,699	¥ 31,884	¥ 50,332
Restricted cash		2	2
Short-term investments	189	1,284	1,560
Notes receivable, net	69	467
Accounts receivable, net	3,665	24,865	18,485
Advance to suppliers	182	1,233	2,208
Advance to suppliers-a related party	2	16
Inventories, net	5,945	40,339	39,166
Prepayments and other current assets, net	3,656	24,808	25,667
Total current assets	18,407	124,898	137,420
Non-current assets:
Property, plant and equipment, net	33,372	226,431	236,812
Land use rights, net	1,112	7,544	7,673
Intangible assets, net	7,482	50,766	47,084
Right-of-use assets, net	61	412	469
Long-term prepayments	285	1,935	7,014
Total non-current assets	42,312	287,088	299,052
Total assets	60,719	411,986	436,472
Current liabilities:
Short-term loans	10,224	69,374	65,100
Current maturities of long-term loans	103	700	700
Derivative liabilities	155	1,050
Operating lease liabilities-current	4	25	106
Accounts payable	5,728	38,878	44,010
Contract liabilities	502	3,405	4,752
Taxes payable	409	2,774	2,345
Accrued expenses and other liabilities	527	3,572	3,463
Total current liabilities	17,652	119,778	120,476
Non-current liabilities:
Long-term loans	1,253	8,500	8,850
Operating lease liabilities-non-current	44	296	327
Deferred tax liabilities			104
Total non-current liabilities	1,297	8,796	9,281
Total liabilities	18,949	128,574	129,757
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	35,482	240,752	240,752
Statutory reserves	4,812	32,647	32,647
Retained deficit	(5,976)	(40,549)	(21,633)
Accumulated other comprehensive income	(452)	(3,066)	(1,926)
Total Zhengye Biotechnology Holding Limited’s shareholders’ equity	33,867	229,792	249,848
Noncontrolling interests	7,903	53,620	56,867
Total equity	41,770	283,412	306,715
Total liabilities and equity	60,719	411,986	436,472
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value		1	1
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	$ 1	¥ 7	¥ 7